Share Capital - Disclosure of Range of Exercise Prices of Outstanding Share Options (Detail)	12 Months Ended
	Dec. 31, 2019 shares $ / shares	Dec. 31, 2018 shares $ / shares	Dec. 31, 2017 shares $ / shares
Disclosure of range of exercise prices of outstanding share options [line items]
Options Outstanding, Number of options | shares	2,675,113	2,776,302	2,635,747
Options Outstanding, Weighted average exercise price	$ 5.99	$ 6.35	$ 7.00
Options Exercisable, Number of options | shares	2,140,771
$2.15 - $2.99 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Options Outstanding, Number of options | shares	781,930
Options Outstanding, Weighted average exercise price	$ 2.52
Options Outstanding, Weighted average remaining contractual life (years)	1 year 7 months 17 days
Options Exercisable, Number of options | shares	781,930
Options Exercisable, Weighted average exercise price	$ 2.52
$2.15 - $2.99 [Member] | Bottom of range [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Options Outstanding, Range of exercise price	2.15
$2.15 - $2.99 [Member] | Top of range [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Options Outstanding, Range of exercise price	$ 2.99
$3.00 - $5.99 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Options Outstanding, Number of options | shares	1,393,181
Options Outstanding, Weighted average exercise price	$ 5.26
Options Outstanding, Weighted average remaining contractual life (years)	3 years 5 months 12 days
Options Exercisable, Number of options | shares	869,748
Options Exercisable, Weighted average exercise price	$ 3.26
$3.00 - $5.99 [Member] | Bottom of range [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Options Outstanding, Range of exercise price	3.00
$3.00 - $5.99 [Member] | Top of range [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Options Outstanding, Range of exercise price	$ 5.99
$6.00 - $8.99 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Options Outstanding, Number of options | shares	114,923
Options Outstanding, Weighted average exercise price	$ 6.79
Options Outstanding, Weighted average remaining contractual life (years)	1 year 10 months 20 days
Options Exercisable, Number of options | shares	104,014
Options Exercisable, Weighted average exercise price	$ 6.17
$6.00 - $8.99 [Member] | Bottom of range [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Options Outstanding, Range of exercise price	6.00
$6.00 - $8.99 [Member] | Top of range [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Options Outstanding, Range of exercise price	$ 8.99
$9.00 - $11.99 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Options Outstanding, Number of options | shares	46,126
Options Outstanding, Weighted average exercise price	$ 11.62
Options Outstanding, Weighted average remaining contractual life (years)	2 years 5 months 12 days
Options Exercisable, Number of options | shares	46,126
Options Exercisable, Weighted average exercise price	$ 11.62
$9.00 - $11.99 [Member] | Bottom of range [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Options Outstanding, Range of exercise price	9.00
$9.00 - $11.99 [Member] | Top of range [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Options Outstanding, Range of exercise price	$ 11.99
$12.00 - $17.15 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Options Outstanding, Number of options | shares	338,953
Options Outstanding, Weighted average exercise price	$ 15.94
Options Outstanding, Weighted average remaining contractual life (years)	1 year 6 months 10 days
Options Exercisable, Number of options | shares	338,953
Options Exercisable, Weighted average exercise price	$ 15.94
$12.00 - $17.15 [Member] | Bottom of range [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Options Outstanding, Range of exercise price	12.00
$12.00 - $17.15 [Member] | Top of range [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Options Outstanding, Range of exercise price	$ 17.15